Label	Element	Value
MFS SERIES TRUST XI | MFS® Blended Research Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000200489_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is September 27, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Blended Research Core Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).